Dividends	6 Months Ended
Jun. 30, 2023
Dividends
Dividends

14.   Dividends

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$'m	$'m	$'m	$'m
Cash dividends on ordinary shares declared and paid:
Interim dividend for 2023: $0.10 per share	—	—	60	—
Interim dividend for 2023: $0.10 per share	59	—	59	—
Interim dividend for 2022: $0.10 per share	—	60	—	60
Interim dividend for 2022: $0.10 per share	—	61	—	61
Cash dividends on preferred shares declared and paid:
Interim dividend for 2023	—	—	6	—
Interim dividend for 2023	6	—	6	—
	65	121	131	121

On February 21, 2023, the Board approved an interim cash dividend of $0.10 per ordinary share. The interim cash dividend of $60 million was paid on March 28, 2023 to shareholders of record on March 14, 2023. On February 21, 2023, the Board approved an interim cash dividend on the annual 9% dividend of the preferred shares. The interim cash dividend of €6 million ($6 million) was paid on March 28, 2023.

On April 25, 2023, the Board approved an interim cash dividend of $0.10 per ordinary share. The interim cash dividend of $59 million was paid on June 28, 2023 to shareholders of record on June 14, 2023. On April 25, 2023, the Board approved an interim cash dividend on the annual 9% dividend of the preferred shares. The interim cash dividend of €6 million ($6 million) was paid on June 28, 2023.